Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	In order to ensure consistency in the design of executive compensation, the Board and Compensation and Nominating Committee have determined to grant all annual equity awards to executive officers, including stock options, time-based RSUs, and PSUs in the first quarter of each year. The Board and Compensation and Nominating Committee do not take material nonpublic information into account when determining the timing and terms of awards, and maintain a policy against any timing of disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation.
Award Timing Method	In order to ensure consistency in the design of executive compensation, the Board and Compensation and Nominating Committee have determined to grant all annual equity awards to executive officers, including stock options, time-based RSUs, and PSUs in the first quarter of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In order to ensure consistency in the design of executive compensation, the Board and Compensation and Nominating Committee have determined to grant all annual equity awards to executive officers, including stock options, time-based RSUs, and PSUs in the first quarter of each year. The Board and Compensation and Nominating Committee do not take material nonpublic information into account when determining the timing and terms of awards, and maintain a policy against any timing of disclosure of material nonpublic information for the purpose of affecting the value of any executive compensation.
MNPI Disclosure Timed for Compensation Value	false